Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	¥ 12,070	¥ 1,984
Loans		242,619	251,440
Loans, Loans held for sale		26,795	22,835
Loans, Collateral dependent loans		215,824	228,605
Premises and equipment		13,600	34,326
Intangible assets		416	9,402
Other assets		68,077	98,419
Other assets, Investments in equity method investees	[1]	62,996	92,223
Other assets, Other		5,081	6,196
Assets at fair value, Total		336,782	395,571
Private Equity Funds and Limited Partnerships [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		7,296	8,443
Unfunded commitments related to investment securities valued at net asset value		19	1,544
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		3,575	3,458
Loans, Collateral dependent loans		3,575	3,458
Other assets			92,223
Other assets, Investments in equity method investees	[1]		92,223
Assets at fair value, Total		3,575	95,681
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	9,619
Loans		10,385	8,329
Loans, Collateral dependent loans		10,385	8,329
Other assets		62,996
Other assets, Investments in equity method investees	[1]	62,996
Assets at fair value, Total		83,000	8,329
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1],[2]	2,451	1,984
Loans		228,659	239,653
Loans, Loans held for sale		26,795	22,835
Loans, Collateral dependent loans		201,864	216,818
Premises and equipment		13,600	34,326
Intangible assets		416	9,402
Other assets		5,081	6,196
Other assets, Other		5,081	6,196
Assets at fair value, Total		¥ 250,207	¥ 291,561

[1]	Excludes certain investments valued at net asset value of ¥8,443 million and ¥7,296 million at March 31, 2018 and September 30, 2018, respectively. The unfunded commitments related to these investments are ¥1,544 million and ¥19 million at March 31, 2018 and September 30, 2018, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2018.
[2]	Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.